Preferred Stock	12 Months Ended
Dec. 31, 2014
Common Stock and Preferred Stock [Abstract]
PREFERRED STOCK
10.	PREFERRED STOCK

Preferred Stock consists of 10,000,000 authorized preferred shares of $0.001 par value each of which 400,000 are designated as Series A 8% convertible redeemable preferred shares of $0.001 each and 3,000,000 are designated as Series B convertible  preferred shares of $0.001 each, with the remaining 6,600,000 preferred shares remaining undesignated.

Series A 8% Convertible, Redeemable Preferred Stock (“Series A Stock”)

Series A Stock consists of 400,000 designated shares of $0.001 par value each, 105,000 shares issued and outstanding as of December 31, 2014 and 2013.

Conversion

The Series A Stock will convert to common stock of the Company at a price of $11.40 per share of Common Stock subject to adjustment for stock splits, stock dividends and any further recapitalizations. The Series A Stock is subject to voluntary conversion at the option of the stockholder at any time and is mandatory convertible at the option of the Company provided the Company’s common stock is trading on a recognized stock exchange or Over the Counter Bulletin Board and the volume weighted average price of the Company’s common stock is at least $20 per share, subject to stock splits, stock dividends and recapitalizations.

Warrants

The original holders of Series A Stock had received warrants to purchase 170,804 shares of the Company’s common stock at an exercise price of $11.40 per share. The warrants expire five years after date of issuance. In terms of the exchange agreement entered into with the Company on April 30, 2013, these warrants remain in place. These warrants are not transferable without the consent of the Company and an opinion of counsel satisfactory to the Company.

Redemption

Should the Company receive net proceeds of at least $3 million from litigation proceedings against the Regents of the University of California and Los Alamos National Security (see note 17); the remaining Series A stockholders will have the option to redeem the Series A Stock equal to 130% of the initial investment in the Company by the stockholder, which amounted to $210,000. This value differs from the carrying value of the Series A Stock of $133,350 which was valued using the Black-Scholes valuation model at the time of exchanging common stock for Series A Stock. The Company also has the option to redeem the Series A Stock at a price equal to 130% of the initial investment in the Company by the stockholder at any time after giving the investors notice and allowing them to exercise their conversion rights into common stock 30 days after notice has been received.

Liquidation

The liquidation rights of the Series A Stock is the greater of $5.70 per share plus any unpaid dividends or an amount that would have been payable had all shares of Series A Stock converted into common stock immediately prior to liquidation.

Dividends

The Series A Stock carries an 8% cumulative, non-compounded dividend payable on January 31st, each year in cash or in kind at the option of the Series A stockholder. For any other dividends or distributions, the Series A Stock is treated on an as- converted basis.

An accrual for Series A Stock dividends of $48,300 and $81,442 was made for the year ended December 31, 2014, and 2013, respectively.

During the year ended December 31, 2014, the Company paid $29,774 of accrued Series A stock dividends.

Series B Convertible Preferred Stock (“Series B Stock”)

Series B Stock consists of 3,000,000 designated shares of $0.001 par value each and 2,133,947 shares issued and outstanding as of December 31, 2014 and 2013.

Subsequent to year end on January 31, 2015, in accordance with the terms of the various exchange agreements (the “Series B Preferred Stock Exchange Agreements”) entered into between the Company, and the holders of its outstanding Series B Preferred Stock, each holder of Series B Preferred Stock  exchanged all of their shares of Series B Preferred Stock for the number of shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”) determined by dividing the sum of the amount of the holder’s initial investment in the Series B Preferred Stock, plus all accrued and unpaid dividends owed to the holder, by $3.50. All 2,133,947 outstanding shares of the Company’s Series B Preferred Stock, including accrued and unpaid dividends thereon, were exchanged for 1,803,820 shares of the Common Stock, resulting in no shares of Series B Preferred Stock remaining outstanding.

The following is a summary of material provisions of the Series B Stock as set forth in the Certificate of Designations.

Conversion

Subject to adjustment as more fully described herein, each Series B Stock is currently convertible at the option of the holder into one share of Common Stock. Each Series B Stock (together with any accrued but unpaid dividends thereon) is convertible into shares of Common Stock at the option of the holder at any time at a conversion price per share equal to the sum of the Stated Value and any accrued but unpaid dividends thereon through the date of notice of conversion divided by the Conversion Price, subject to adjustment as described below. The initial Conversion Price shall be equal to the Stated Value. If the Company merges or sells its assets, holders of Series B Stock will be entitled to receive on conversion the securities or property (including cash) of the successor corporation that they would have received as a result of that merger or sale if they had converted immediately beforehand. At any time after the Common Stock is listed on a national securities exchange as defined in the Securities Exchange Act of 1934, the Company may cause the conversion of the Series B Stock, plus accrued but unpaid dividends into shares of Common Stock, each Series B Stock convertible into such number of shares of Common Stock as shall equal the sum of the Stated Value plus any accrued but unpaid dividends through the date of conversion divided by the lower of the then conversion price and the market price of the Company’s Common Stock. Market Price is defined as the average of the reported closing sales price of the Common Stock for each of the five trading days for which a closing sales price is reported immediately preceding the day prior to the conversion.

Liquidation

In the event of a liquidation, dissolution or winding up of the Company and other Liquidation Events as defined in the Certificate of Designations, holders of Series B Stock are entitled to receive from proceeds remaining after distribution to the Company’s creditors and prior to the distribution holders of Common Stock or any other class of preferred stock the (x) Stated Value (as adjusted for any stock splits, stock dividends, reorganizations, recapitalizations and the like) held by such holder and (y) all accrued but unpaid dividends on such shares.

Anti-Dilution

If the Company issues Common Stock or securities convertible, exercisable or exchangeable into Common Stock for a purchase price of less than $5.00 per share then the holders of the Series B Stock will be entitled to a weighted-average” adjustment in the number of common shares that their Series B Stock can be converted into; provided, however, that there will be no adjustment to the number of shares of Common Stock that the Series B Stock can be converted into for (i) issuance or sale of Common Stock or options or other awards under the Corporation’s equity incentive plans or programs not to exceed 1,000,000 shares of Common Stock; (ii) issuance or sale of preferred stock or Common Stock issuable upon conversion, exchange or exercise of the Series A Stock or Series B Stock, the Bridge Notes, the Warrants issued in connection with the exchange of the Bridge Notes, the Warrants issued in connection with the issuance of the Series B Stock to the holders thereof, any Warrants issued to the Placement Agent or its designees in connection with the issuance of the Series B Stock or as an advisory fee or any other convertible securities or warrants outstanding on the date hereof; (iii) issuance of equity securities or rights to purchase equity securities issued in connection with commercial property or lease transactions that are approved by the Board of Directors; (iv) issuance of equity securities or rights to purchase equity securities issued for consideration other than cash pursuant to a merger, consolidation, acquisition or similar business combination approved by the Board of Directors; (v) issuance of securities to an entity as a component of any business relationship with such entity primarily for the purpose of (A) joint venture, technology or licensing development activities; (B) distribution, supply or manufacture of the Company’s products or services; or (C) any other arrangements involving corporate partners primarily for purposes other than raising capital, the terms of which business relationship with such entity are approved by the Board of Directors; and (vi) issuance of stock pursuant to a stock dividend or stock split.

Voting

Except as otherwise required by law and except as set forth below, holders of Series B Stock will, on an as-converted basis, vote together with the Common Stock as a single class. Each holder of Series B Stock is entitled to cast the number of votes equal to two times the number of shares of Common Stock into which such shares of Series B Stock could be converted at the record date for determining stockholders entitled to vote at the meeting. The approval by holders of a majority of the Series B Stock, voting separately as a class, will be required for the creation of any class or series of preferred stock ranking senior to or pari passu with the Series B Stock as to payments of dividends or upon the liquidation of the Company.

Financials

As soon as practicable after the filing of the Company’s Quarterly Report on Form 10-Q and its Annual Report on Form 10-K, the Holders of the Series B Stock are entitled to receive, upon request, a consolidated balance sheet of the Company, if any, as of the end of such fiscal year or quarter, and consolidated statements of operations and consolidated statements of cash flows and stockholders’ equity of the Company, if any, for such year or quarter, prepared in accordance with generally accepted accounting principles and setting forth in each case in comparative form the figures for the previous fiscal year, all in reasonable detail.

Dividends

Series B Stock accrue dividends at the rate per annum equal to (i) 8% of the sum of (x) the Stated Value and (y) the amount of accrued and unpaid dividends payable, out of funds legally available for payment, on January 31st of each year, if paid in cash, or (ii) 10% of the sum of (x) the Stated Value and (y) the amount of accrued and unpaid dividends payable, out of funds legally available for payment, on January 31st of each year, if paid in shares of Common Stock, based upon a price of $5.00 per share of Common Stock. The Company shall have the option, to pay any such dividends in cash or shares of Common Stock. Such dividends shall be in preference and priority to any payment of any dividend on Common Stock, or any other class of preferred stock. Dividends are cumulative.

An accrual for Series B Stock dividends of $570,505 and $359,243 was made for the year ended December 31, 2014 and 2013, respectively.